Business combination - Schedule Of Combined Entity Revenue And (Loss) / Profit Before Tax Beginning of the Year (Detail) - 3E NV ₨ in Millions	12 Months Ended
Mar. 31, 2026 INR (₨)
Disclosure of detailed information about business combination [line items]
Revenue	₨ 2,212
Loss before tax	₨ (499)